CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable and Accrued Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	$ 219.0	₽ 15,213.0	₽ 9,202.0
Salary and other compensation expenses payable/accrued to employees	24.1	1,673.0	1,909.0
Total accounts payable and accrued liabilities	243.1	16,886.0	11,111.0
INCOME TAX
Income tax payable	$ 12.1	₽ 843.0	₽ 630.0